RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	May 15, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		5.00%	12.50%
Investment amount		$ 2,000,000
Assets under management, percent		1.00%
Accrued interest debt			$ 17,855	$ 57,064
Issuance of shares					6,688,392
Diginex Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		15.00%	10.00%
Pelham Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		12.50%
Credit facility		$ 20,000,000
Borrowings, maturity		terminated upon the Transaction on 30 September 2020
Diginex Solutions Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		15.00%
Credit facility		$ 675,000
Borrowings, maturity		The note payable was fully settled on 1 June 2020
Accrued interest debt		$ 722,306
Issuance of shares		9,039
Gain on sale of investment	$ 5,073,545